3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”).  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  All dollar amounts are in U.S. dollars unless otherwise noted. The financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality.

The Company has implemented all applicable new accounting pronouncements that are in effect. Those pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”).  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  All dollar amounts are in U.S. dollars unless otherwise noted.

The financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

a)	Basis of Accounting

The Company’s financial statements have been prepared using the accrual method of accounting. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the periods presented have been reflected herein.

b)	Cash and Cash Equivalents

Cash consists of cash on deposit with high quality major financial institutions.  For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of 90 days or less to be cash equivalents. At December 31, 2015 and 2014, the Company had no cash equivalents.

c)	Foreign Currency Accounting

The Company’s functional currency is the U.S. dollar.  Branch office activities are generally in Canadian dollars. Transactions in Canadian currency are translated into U.S. dollars as follows:

i)	monetary items at the exchange rate prevailing at the balance sheet date;
ii)	non-monetary items at the historical exchange rate; and

iii)	revenue and expense items at the rate in effect of the date of transactions.

Gains and losses arising on the settlement of foreign currency denominated transactions or balances are recorded in the statements of operations.

d)	Fair Value of Financial Instruments

ASC Topic 820-10 establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value.  The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. These tiers include:

§	Level 1 – defined as observable inputs such as quoted prices in active markets;
§	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

§	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities, and loans payable. The Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. Pursuant to ASC 820 and 825, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. Accounts payable and accrued liabilities and loans payable are measured using “Level 2” inputs as there are no quoted prices in active markets for identical instruments.  The carrying values of cash, accounts payable and accrued liabilities, and loans payable approximate their fair values due to the immediate or short term maturity of these financial instruments.

e)	Asset Retirement Obligations

The Company has no asset retirement obligations, including environmental rehabilitation expenditures, which relate to an existing condition caused by past operations.

f)	Use of Estimates and Assumptions

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures.  By their nature, these estimates are subject to measurement uncertainty and the effect on the financial statements of changes in such estimates in future periods could be significant.  Significant areas requiring management’s estimates and assumptions are determining the fair value of transactions involving related parties and common stock.  Actual results may differ from the estimates.

g)	Basic and Diluted Earnings Per Share

The Company reports basic earnings or loss per share in accordance with ASC Topic 260, “Earnings Per Share”. Basic earnings per share is computed by dividing net earnings available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similarly, except that the common stock number is increased to include the any potential additional common shares, for example from the exercise of options or warrants. As the Company generated net losses in the periods presented, the additional impact of including potential shares from outstanding warrants would be anti-dilutive and is therefore not part of the earnings per share calculation.

h)	Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, Income Taxes.  This standard requires the use of an asset and liability approach for financial accounting and reporting on income taxes.  If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

i)	Stock-Based Compensation

Stock-based compensation is accounted for in accordance with ASC 718 whereby a compensation charge based on the fair value of the award is recorded against earnings over the period during which the employee is required to perform the services in exchange for the award (generally the vesting period). For transactions with non-employees in which services are performed in exchange for the Company’s common stock or other equity instruments, the transactions are recorded on the basis of the fair value of the service received or the fair value of the equity instruments issued, whichever is more readily measurable at the date of issuance. The expense is recognized over the vesting period of the award.

j)	Mineral Property Interest and Impairment

Mineral property interests are capitalized and recorded at fair value. The property interests are periodically assessed for impairment of value when facts and circumstances suggest that the carrying amount of the property interest may exceed its recoverable amount. Costs of exploration, evaluation and retaining mineral property interests are expensed as incurred. Once the Company has identified proven and probable reserves in its investigation of its property interests and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capital costs will be amortized, using the units-of-production method over proven and probable reserves.

k)	Recent Accounting Pronouncements

The Company has implemented all applicable new accounting pronouncements that are in effect. Those pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.